Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events
14.	Subsequent Events

a) In July 2013, the Partnership exercised two of its existing three options with DSME to construct two additional LNG carrier newbuildings, equipped with the MEGI twin engines, for a cost of approximately $415 million. The Partnership intends to secure charter contracts for these vessels prior to their delivery in 2016. In connection with the exercise of these two options, the Partnership obtained options to order up to five additional LNG carrier newbuildings.

b) In July 2013, the Partnership issued 931,098 million common units in a private placement to an institutional investor for net proceeds, including the General Partner’s 2% proportionate capital contribution, of $40.8 million. The Partnership used the proceeds from the private placement to fund the first installment payments on the two newbuilding LNG carriers ordered in July 2013 and for general partnership purposes.

c) In August 2013, the Partnership agreed to acquire a 155,900-cubic meter LNG carrier newbuilding from Norway-based Awilco LNG ASA (or Awilco), which is currently under construction by DSME in South Korea. The vessel is expected to deliver in September 2013, at which time Awilco will sell the vessel to the Partnership and bareboat charter the vessel back on a five-year fixed-rate charter contract (plus a one-year extension option) with a fixed-price purchase obligation at the end of the initial term (or option period). The Partnership will purchase the vessel for a price of $205 million less a $50 million upfront payment of charter hire by Awilco which is in addition to the daily bareboat charter rate. As part of the transaction, the Partnership may also have the opportunity to acquire and bareboat charter back a second 155,900-cubic meter LNG carrier newbuilding from Awilco, currently under construction by DSME, under similar terms. The second LNG carrier newbuilding is expected to deliver in late-2013 or early-2014. The Partnership intends to finance the transaction with a portion of its existing liquidity and expects to secure long-term debt financing prior to delivery.

d) In July 2013, Exmar LPG BVBA exercised its options with Hanjin Heavy Industries and Construction Co., Ltd. to construct two LPG carrier newbuildings, scheduled for delivery in 2017.